Reporting Entity - Condensed Financial Information of the Significant Subsidiaries (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of subsidiaries [line items]
Total assets	₩ 33,428,669	₩ 31,297,663
Total liabilities	15,399,474	15,181,233
Total equity (deficit)	18,029,195	16,116,430	₩ 15,374,096	₩ 15,248,270
Revenue	17,552,010	17,158,364	17,167,669
Profit (loss)	2,657,595	1,660,101	1,515,885
SK Telink Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Total assets	455,685	440,956	309,955
Total liabilities	104,727	122,741	113,878
Total equity (deficit)	350,958	318,215	196,077
Revenue	389,944	406,930	431,368
Profit (loss)	32,728	61,585	55,781
SK m&service Co., Ltd [member]
Disclosure of subsidiaries [line items]
Total assets	113,515	107,768	89,452
Total liabilities	62,795	56,596	42,414
Total equity (deficit)	50,720	51,172	47,038
Revenue	193,256	173,816	143,255
Profit (loss)	1,249	4,958	5,549
SK Communications Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Total assets	90,923	128,233	152,496
Total liabilities	28,410	31,592	35,014
Total equity (deficit)	62,513	96,641	117,482
Revenue	47,546	58,154	80,147
Profit (loss)	(35,454)	(20,411)	(14,826)
SK Broadband Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Total assets	3,802,349	3,523,494	3,291,707
Total liabilities	2,616,317	2,376,429	2,170,484
Total equity (deficit)	1,186,032	1,147,065	1,121,223
Revenue	3,050,083	2,942,976	2,731,344
Profit (loss)	32,030	21,526	10,832
K-net culture and contents venture fund [member]
Disclosure of subsidiaries [line items]
Total assets	250,747
Total liabilities	35,900
Total equity (deficit)	214,847
Profit (loss)	196,250
PS&Marketing Corporation [member]
Disclosure of subsidiaries [line items]
Total assets	506,883	546,803	509,580
Total liabilities	288,881	328,846	300,364
Total equity (deficit)	218,002	217,957	209,216
Revenue	1,766,142	1,679,735	1,791,944
Profit (loss)	391	11,908	4,835
SERVICEACE Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Total assets	77,681	67,735	65,424
Total liabilities	45,501	40,014	34,240
Total equity (deficit)	32,180	27,721	31,184
Revenue	197,408	199,828	206,338
Profit (loss)	2,599	3,605	2,778
SERVICE TOP Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Total assets	65,406	59,004	61,897
Total liabilities	41,860	39,121	38,482
Total equity (deficit)	23,546	19,883	23,415
Revenue	186,117	186,740	197,092
Profit (loss)	3,309	3,971	4,396
Network O&S Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Total assets	87,000	69,774	77,426
Total liabilities	45,248	35,798	48,069
Total equity (deficit)	41,752	33,976	29,357
Revenue	255,841	218,917	210,676
Profit (loss)	6,283	3,755	6,466
SK Planet Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Total assets	1,534,866	1,935,663	2,406,988
Total liabilities	920,677	834,151	784,631
Total equity (deficit)	614,189	1,101,512	1,622,357
Revenue	1,082,685	1,177,323	1,624,630
Profit (loss)	(513,667)	(30,959)	(75,111)
Iriver Limted [member]
Disclosure of subsidiaries [line items]
Total assets	130,878	50,075	60,434
Total liabilities	17,204	11,941	12,377
Total equity (deficit)	113,674	38,134	48,057
Revenue	69,452	52,328	55,637
Profit (loss)	(14,092)	(9,987)	635
SKT Americas, Inc. [member]
Disclosure of subsidiaries [line items]
Total assets	412,251	439,209	380,141
Total equity (deficit)	412,251	439,209	380,141
Profit (loss)	(57)	1,226	791
SK techx Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Total assets	237,700	212,819
Total liabilities	41,561	52,563
Total equity (deficit)	196,139	160,256
Revenue	195,948	193,396
Profit (loss)	26,827	28,213
One Store Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Total assets	104,891	134,207
Total liabilities	39,874	41,738
Total equity (deficit)	65,017	92,469
Revenue	115,596	106,809
Profit (loss)	(27,254)	(22,161)
Home and Service Co., Ltd [member]
Disclosure of subsidiaries [line items]
Total assets	83,698
Total liabilities	38,350
Total equity (deficit)	45,348
Revenue	141,739
Profit (loss)	11
Entrix Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Total assets			30,876
Total liabilities			3,186
Total equity (deficit)			27,690
Revenue			4,895
Profit (loss)			(1,826)
shopkick Management Company, Inc. [member]
Disclosure of subsidiaries [line items]
Total assets	338,650	354,627	306,248
Total liabilities			7
Total equity (deficit)	338,650	354,627	306,241
Revenue			7
Profit (loss)	(238)	(85)	(2,455)
shopkick, Inc. [member]
Disclosure of subsidiaries [line items]
Total assets	37,336	37,947	25,388
Total liabilities	32,219	34,024	32,243
Total equity (deficit)	5,117	3,923	(6,855)
Revenue	48,836	45,876	33,851
Profit (loss)	₩ (25,249)	₩ (27,149)	₩ (52,390)